Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Subtotal	R$ 5,470,564	R$ 5,233,932
Allowance for doubtful accounts	(1,248,209)	(1,377,209)
Total trade receivables	4,222,355	3,856,723
Current	3,894,557	3,584,287
Noncurrent	327,798	272,436
Trade receivables	4,222,355	3,856,723
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	3,068,872	3,039,931
Private Sector [Member] | General And Special Customers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,409,094	2,200,921
Private Sector [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	659,778	839,010
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,066,136	1,006,009
Government Entities [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	370,823	374,372
Government Entities [Member] | Municipal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	690,010	623,601
Government Entities [Member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	5,303	8,036
Wholesale Customers Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	81,730	49,676
Wholesale Customers Municipal Governments [Member] | Mogi Das Cruzes [Member]
IfrsStatementLineItems [Line Items]
Subtotal	4,744	4,343
Wholesale Customers Municipal Governments [Member] | Sao Caetano Do Sul [Member]
IfrsStatementLineItems [Line Items]
Subtotal	11,773	45,333
Wholesale Customers Municipal Governments [Member] | Sao Caetanodo Sul Agreement [Member]
IfrsStatementLineItems [Line Items]
Subtotal	65,213
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 1,253,826	R$ 1,138,316